Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000201187 | iShares MSCI USA Min Vol Factor ETF9223671
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201187 | DFA US Targeted Value Portfolio9223665
Holdings [Line Items]
Percent of Total Investments	4.10%
C000201187 | DFA Real Estate Securities Portfolio9223660
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201187 | Dimensional US Targeted Value ETF9223668
Holdings [Line Items]
Percent of Total Investments	3.60%
C000201187 | Microsoft9223792
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | Apple9223709
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201187 | Vanguard US Value Factor ETF9223679
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201187 | iShares MSCI USA Momentum Factor ETF9223673
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201187 | Alphabet9223697
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | Avantis US Small Capital Value ETF9223658
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201187 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000201187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000201187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000201187 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000201184 | DFA Large Cap International Portfolio9224610
Holdings [Line Items]
Percent of Total Investments	10.90%
C000201184 | DFA Emerging Markets Portfolio9224596
Holdings [Line Items]
Percent of Total Investments	7.70%
C000201184 | Avantis Emerging Markets Equity ETF9224590
Holdings [Line Items]
Percent of Total Investments	5.90%
C000201184 | DFA International Small Cap Value Portfolio9224608
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201184 | DFA International Value Portfolio9224601
Holdings [Line Items]
Percent of Total Investments	5.20%
C000201184 | DFA International High Relative Profitability Portfolio9224603
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201184 | DFA Emerging Markets Small Cap Portfolio9224597
Holdings [Line Items]
Percent of Total Investments	4.50%
C000201184 | iShares MSCI Emerging Markets Min Vol Factor ETF9224615
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201184 | Avantis International Small Cap Value ETF9224594
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201184 | Dimensional Emerging Markets High Profitability9224612
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201184 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201184 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201184 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201184 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201184 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201184 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000201182 | Dimensional US Targeted Value ETF9225222
Holdings [Line Items]
Percent of Total Investments	3.60%
C000201182 | DFA Large Cap International Portfolio9225216
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201182 | DFA Real Estate Securities Portfolio9225217
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201182 | iShares MSCI USA Momentum Factor ETF9225227
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201182 | DFA International Small Cap Value Portfolio9225215
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201182 | DFA International Value Portfolio9225211
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201182 | DFA International High Relative Profitability Portfolio9225212
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201182 | Avantis US Small Capital Value ETF9225207
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | DFA US Targeted Value Portfolio9225219
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | Vanguard US Value Factor ETF9225231
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201182 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201182 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201182 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201182 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000201186 | AQR Large Capital Multi-Style Fund9226436
Holdings [Line Items]
Percent of Total Investments	13.80%
C000201186 | Dimensional US Equity Market ETF9226487
Holdings [Line Items]
Percent of Total Investments	13.40%
C000201186 | AQR International Multi-Style Fund9226433
Holdings [Line Items]
Percent of Total Investments	10.60%
C000201186 | DFA US High Relative Profitability Portfolio9226478
Holdings [Line Items]
Percent of Total Investments	6.60%
C000201186 | AQR Emerging Multi-Style II Fund9226427
Holdings [Line Items]
Percent of Total Investments	6.00%
C000201186 | Dimensional US Marketwide Value ETF9226490
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201186 | Dimensional US Targeted Value ETF9226494
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201186 | DFA Large Cap International Portfolio9226472
Holdings [Line Items]
Percent of Total Investments	4.30%
C000201186 | DFA Emerging Markets Portfolio9226454
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201186 | DFA International Small Cap Value Portfolio9226470
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201186 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201186 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000201188 | U.S. Treasury Notes9226596
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201188 | U.S. Treasury Notes9226611
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201188 | U.S. Treasury Bonds9226556
Holdings [Line Items]
Percent of Total Investments	2.60%
C000201188 | U.S. Treasury Bonds9226582
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201188 | FNMA9226920
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201188 | U.S. Treasury Bonds9226560
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Bonds9226537
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Notes9226605
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Notes9226607
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Notes9226586
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201188 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201188 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201188 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000201188 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000201188 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000201185 | Dimensional National Municipal Bond ETF9226614
Holdings [Line Items]
Percent of Total Investments	20.20%
C000201185 | Vanguard Tax-Exempt Bond Index ETF9226624
Holdings [Line Items]
Percent of Total Investments	16.70%
C000201185 | iShares Short-Term National Muni Bond ETF9226617
Holdings [Line Items]
Percent of Total Investments	16.00%
C000201185 | iShares National Muni Bond ETF9226616
Holdings [Line Items]
Percent of Total Investments	16.00%
C000201185 | Vanguard Intermediate Tax-Exempt Bond ETF9226622
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201185 | State Street SPDR Nuveen ICE High Yield Municipal Bond ETF9226620
Holdings [Line Items]
Percent of Total Investments	8.10%
C000201185 | Schwab Municipal Bond ETF9226619
Holdings [Line Items]
Percent of Total Investments	4.60%
C000201185 | Vanguard Short-Term Tax-Exempt Bond ETF9226623
Holdings [Line Items]
Percent of Total Investments	4.50%
C000201185 | iShares High Yield Muni Active ETF9226615
Holdings [Line Items]
Percent of Total Investments	4.10%
C000201185 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201185 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000201183 | China Government Bond9226798
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201183 | China Government Bond9226799
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201183 | French Republic Government Bond OAT9226857
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201183 | U.S. Treasury Bonds9226709
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201183 | China Government Bond9226804
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201183 | Japan Government Ten Year Bond9227169
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | U.S. Treasury Bonds9226711
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | China Government Bond9227157
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | China Government Bond9226801
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Japan Government Ten Year Bond9227173
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201183 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201183 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000201183 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000201183 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201183 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000201183 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201183 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201181 | AQR Diversified Arbitrage Fund9227021
Holdings [Line Items]
Percent of Total Investments	29.30%
C000201181 | AQR Managed Futures Strategy Fund9227023
Holdings [Line Items]
Percent of Total Investments	24.70%
C000201181 | AQR Style Premia Alternative Fund9227024
Holdings [Line Items]
Percent of Total Investments	19.90%
C000201181 | Stone Ridge Diversified Alternatives Fund9227025
Holdings [Line Items]
Percent of Total Investments	19.40%
C000201181 | AQR Alternative Risk Premia Fund9227019
Holdings [Line Items]
Percent of Total Investments	5.40%
C000263548 | State Street Technology Select Sector SPDR ETF9227031
Holdings [Line Items]
Percent of Total Investments	32.40%
C000263548 | State Street Communication Services Select Sector SPDR ETF9227027
Holdings [Line Items]
Percent of Total Investments	28.10%
C000263548 | State Street Utilities Select Sector SPDR ETF9227032
Holdings [Line Items]
Percent of Total Investments	17.40%
C000263548 | State Street Health Care Select Sector SPDR ETF9227029
Holdings [Line Items]
Percent of Total Investments	11.10%
C000263548 | State Street Industrial Select Sector SPDR ETF9227030
Holdings [Line Items]
Percent of Total Investments	5.70%
C000263548 | State Street Consumer Discretionary Select Sector SPDR ETF9227028
Holdings [Line Items]
Percent of Total Investments	5.30%
C000263548 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%